Capital Assets - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Government grants recognized	$ 694	$ 2
Impairment loss on capital assets	7,070	5,689
Depreciation expense			$ 3,632
Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment not yet available for use	$ 2,352	8,322
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment not yet available for use		$ 6,610